Income Tax Expense (Details) - Schedule of Income Tax Expense Reconciled to the Profit Before Tax - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021
Schedule of Income Tax Expense Reconciled to the Profit Before Tax [Abstract]
Profit before tax	$ 32,777	$ 45,298	$ 28,870	$ 25,307
Tax at the domestic income tax rate of 16.5%	5,408	7,474	4,764	4,176
Tax effect of income not taxable for tax purpose	(5,325)	(3,070)	(3,168)	(2,156)
Tax effect of expenses not deductible for tax purpose	58	51	1,010	968
Tax effect of share of losses of joint ventures	220	66
Tax effect of tax losses not recognized	931	289	457	202
Utilization of tax losses previously not recognized		(298)
(Over) underprovision in prior years	704	(5)	(36)	(3)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(5)	(20)	3	(9)
Others		(2)		(5)
Income tax expense for the year/period	$ 1,991	$ 4,485	$ 3,030	$ 3,173